Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill
Below are the changes in goodwill and other intangible assets for the year ended December 31, 2024:

	Goodwill	Other intangible assets
Cost
Amounts as of December 31, 2023	22,576	24,396
Additions	—	11,328

Amounts as of December 31, 2024	22,576	35,724

Accumulated amortization
Amounts as of December 31, 2023	—	(14,370)
Amortization	—	(5,911)

Amounts as of December 31, 2024	—	(20,281)

Net value

Amounts as of December 31, 2024	22,576	15,443

Below are the changes in goodwill and other intangible assets for the year ended December 31, 2023:

	Goodwill		Other intangible assets
Cost
Amounts as of December 31, 2022	28,288		18,246
Additions	—		7,293
Disposals	(170	) (1)	—
Disposals related to the transfer of conventional assets (2)	(5,542)		(1,143)

Amounts as of December 31, 2023	22,576		24,396

Accumulated amortization
Amounts as of December 31, 2022	—		(11,454)
Amortization	—		(4,059)
Disposals related to the transfer of conventional assets (2)	—		1,143

Amounts as of December 31, 2023	—		(14,370)

Net value

Amounts as of December 31, 2023	22,576		10,026

(1)	Related to the farmout agreement I and II mentioned in Note 29.2.1.1 and 29.2.1.2.
(2)	See Note 3.2.7.